Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Schedule of Earnings per share of basic and diluted

	2021	2020	2019
	EURm	EURm	EURm
Profit or loss attributable to equity holders of the parent
Continuing operations	1 632	(2 520)	14
Discontinued operations	(9)	(3)	(7)
Profit/(loss) for the year	1 623	(2 523)	7
	000s shares	000s shares	000s shares
Weighted average number of shares outstanding	5 630 025	5 612 418	5 599 912
Effect of potentially dilutive shares
Performance shares	50 300	19 780	24 072
Restricted shares and other	3 910	3 884	2 391
Total effect of potentially dilutive shares	54 210	23 664	26 463
Adjusted weighted average number of shares	5 684 235	5 636 082	5 626 375

Earnings per share	EUR	EUR	EUR
Basic earnings per share
Continuing operations	0.29	(0.45)	0.00
Discontinued operations	0.00	0.00	0.00
Profit/(loss) for the year	0.29	(0.45)	0.00
Diluted earnings per share
Continuing operations	0.29	(0.45)	0.00
Discontinued operations	0.00	0.00	0.00
Profit/(loss) for the year	0.29	(0.45)	0.00